CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non Controlling Interest	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2019	$ 18,120	$ 26,972	$ (73,006)	$ (6,172)	$ (1,599)	$ (35,685)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2019	35,433,333
Net income (loss)	$ 0	0	(10,529)	0	33	(10,496)
Translation adjustment	0	0	0	(86)	0	(86)
Balance at Jun. 30, 2020	$ 18,120	(26,972)	(83,535)	(6,258)	(1,566)	(46,267)
Balance, shares at Jun. 30, 2020	35,433,333
Issuance of common stock	$ 1,066	(266)	0	0	0	800
Issuance of common stock, shares	2,000,000
Net income (loss)	$ 0	0	(14,932)	0	41	14,973
Translation adjustment	0	(0)		(1)	10	9
Balance at Dec. 31, 2020	$ 19,186	26,706	(68,603)	(6,259)	(1,515)	$ (30,485)
Balance, shares at Dec. 31, 2020	37,433,333					37,433,333
Net income (loss)	$ 0	0	22,668	0	489	$ 23,157
Translation adjustment	0	0	(0)	(474)	(10)	(484)
Change in terms of redeemable non controlling interests		(10,102)			951	(9,151)
Balance at Jun. 30, 2021	$ 19,186	$ 16,604	$ (45,935)	$ (6,733)	$ (85)	$ (16,963)
Balance, shares at Jun. 30, 2021	37,433,333					37,433,333